Short-term Borrowing - Summary of Short-term Borrowing (Parenthetical) (Detail)	Dec. 31, 2023	Dec. 31, 2022
Short-term Debt [Line Items]
Percentage of interest of short term borrowing	3.20%
Minimum [Member]
Short-term Debt [Line Items]
Percentage of interest of short term borrowing		4.60%
Maximum [Member]
Short-term Debt [Line Items]
Percentage of interest of short term borrowing		5.00%